CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total		Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit [Member]	Total Vringo [Member]	Noncontrolling Interest [Member]
Balance as of January 1, 2014, unadjusted at Dec. 31, 2013	$ 114,282		$ 845	[1]	$ 189,465	[1]	$ (76,028)	$ 114,282	$ 0
Adjustment for reverse stock split 10:1, effective November 27, 2015	0		(760)	[1]	760	[1]	0	0	0
Balance at Dec. 31, 2013	114,282		85	[1]	190,225	[1]	(76,028)	114,282	0
Exercise of stock options and vesting of RSUs	2,160		2	[1]	2,158	[1]	0	2,160	0
Reclassification of derivative Reload Warrants and Series 1 Warrants to equity warrants	0
Issuance of warrants	65		0	[1]	65	[1]	0	65	0
Exercise of warrants	12,999		6	[1]	12,993	[1]	0	12,999	0
Issuance of common stock	384		0	[1]	384	[1]	0	384	0
Stock-based compensation	10,967		0	[1]	10,967	[1]	0	10,967	0
Net loss for the period	(109,677)		0	[1]	0	[1]	(109,677)	(109,677)	0
Balance at Dec. 31, 2014	31,180	[1]	93	[1]	216,792	[1]	(185,705)	31,180	0
Reclassification of derivative Reload Warrants and Series 1 Warrants to equity warrants	175		0		175		0
Issuance of common stock	1,401		3		1,398
Stock-based compensation	3,125		0		3,125		0
Net loss for the period	(15,485)		0		0		(15,485)
Balance at Jun. 30, 2015	20,396		96		221,490		(201,190)
Balance at Dec. 31, 2014	31,180	[1]	93	[1]	216,792	[1]	(185,705)	31,180	0
Reclassification of derivative Reload Warrants and Series 1 Warrants to equity warrants	175		0	[1]	175	[1]	0	175	0
Issuance of warrants	114		0	[1]	114	[1]	0	114	0
Issuance of common stock for repayment of convertible debt and related interest	9,391		21	[1]	9,370	[1]	0	9,391	0
Issuance of common stock for acquisition of IDG	5,850		18	[1]	5,731	[1]	0	5,749	101
Stock-based compensation	5,064		0	[1]	5,064	[1]	0	5,064	0
Net loss for the period	(11,258)		0	[1]	0	[1]	(11,157)	(11,157)	(101)
Balance at Dec. 31, 2015	40,516		132	[1]	237,246	[1]	(196,862)	$ 40,516	$ 0
Issuance of common stock for repayment of convertible debt and related interest	2,996		18		2,978		0
Stock-based compensation	962		0		962		0
Net loss for the period	(14,762)		0		0		(14,762)
Balance at Jun. 30, 2016	$ 29,712		$ 150		$ 241,186		$ (211,624)

[1]	Adjusted to reflect the impact of the 1:10 reverse stock split that became effective on November 27, 2015.